AFL - CIO HOUSING INVESTMENT TRUST July 20, 2018 Laborers’ & Retirement Board Employees’ Annuity & Benefit Fund of Chicago 2 nd Quarter 2018 Report AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

AFL - CIO Housing Investment Trust 1 OBJECTIVE: Generate competitive risk - adjusted fixed - income total returns while encouraging the construction of housing , including affordable and workforce housing, and facilitating employment for the union members in the construction trades and related industries. STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index (Barclays Aggregate) . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Has expertise in government/agency multifamily MBS. – Directly sources construction - related multifamily MBS. – Focuses on construction - related multifamily MBS can provide a yield advantage. – Substitutes prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed - income strategies. As of June 30, 2018

AFL - CIO Housing Investment Trust 2 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2018 was - 0 . 59% , 1 . 40% , 2 . 17% , and 3 . 68% , respectively . Returns over one year are annualized . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings for the 1 st and 3 rd quarters on Form N - Q . Performance for Periods Ending June 30, 2018 1 Year 3 Year 5 Year 10 Year Since Inception [Date] HIT Time - Weighted, Gross - 0.19% 1.82% 2.60% 4.12% -- HIT Time - Weighted, Net - 0.59% 1.40% 2.17% 3.68% -- Participant Dollar - Weighted - 0.59% 1.40% 2.22% 4.02% 4.23% Market Value of Units Held at 6/30/18: $22,734,079.99 As of June 30, 2018

AFL - CIO Housing Investment Trust 3 36.9% 3.8% 2.7% 55.5% 1.0% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan Credit Quality* As of June 30, 2018 * Based on total investments and including unfunded commitments. As of June 30, 2018

AFL - CIO Housing Investment Trust 4 * Based on total investments and including unfunded commitments. 16.9% 0.6% 4.7% 8.5% 63.3% 1.9% 1.0% 3.1% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of June 30, 2018 As of June 30, 2018

AFL - CIO Housing Investment Trust 5 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the 1 - , 3 - , 5 - and 10 - year periods ending June 30 , 2018 . Barclays Aggregate AAA Component has comparable credit risk and duration to the HIT . However, HIT’s gross and net returns exceeded the AAA Component for the 3 - , 5 - and 10 - year periods ending June 30 , 2018 , showing the value of HIT’s overweight to multifamily MBS . - 0.19% 1.82% 2.60% 4.12% - 0.59% 1.40% 2.17% 3.68% - 0.40% 1.72% 2.27% 3.72% - 0.30% 1.22% 1.81% 3.17% -2.0% -1.0% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of June 30, 2018 As of June 30, 2018

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 HIT Gross HIT Net Barclays Aggregate AFL - CIO Housing Investment Trust 6 Calendar Year Returns as of Year - end HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2018 was - 0 . 59% , 1 . 40% , 2 . 17% , and 3 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns have exceeded the Barclays Aggregate for 24 of 25 calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative. As of June 30, 2018

AFL - CIO Housing Investment Trust 7 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2018 was - 0 . 59% , 1 . 40% , 2 . 17% , and 3 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . HIT vs. Barclays Aggregate Performance As of June 30, 2018 -3% 0% 3% 6% 9% 12% 15% Jun-02 Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Barclays Aggregate HIT Gross As of June 30, 2018

AFL - CIO Housing Investment Trust 8 Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate ▪ Lower credit risk – Higher credit quality – Government/agency MBS – Substitutes call - protected multifamily MBS for corporate debt and some Treasuries and agency debt – No derivatives – No leverage through borrowing ▪ Similar interest rate risk – Duration and convexity similar to the benchmark ▪ Strong liquidity – More than 99 % invested in liquid securities As of June 30, 2018

Oversight Committees comprised of senior management ▪ Portfolio Management Committee – Sets portfolio macro - strategy, oversees Portfolio Management Group (PMG), monitors trading matters, and approves counterparties, among other duties ▪ Valuation Committee – Monitors HIT’s valuation process, including the reliability of pricing by independent sources, appropriateness of valuation methodologies, and determination of fair value under Board - approved policies and procedures ▪ Investment Committee – Reviews and approves all commitments related to internally sourced construction transactions, including pricing by PMG – Board of Trustees Executive Committee approves all such transactions greater than $75 million AFL - CIO Housing Investment Trust 9 As of June 30, 2018

HIT Barclays Aggregate Credit Profile U.S. Government/Agency /AAA/Cash 96.1% 72.0% A & Below 0.1% 24.3% Yield Current Yield 3.37% 3.11% Interest Rate Risk Effective Duration 5.54 5.99 Convexity 0.06 0.17 Call /Prepayment Risk Call Protected 75% 72% Not Call Protected 25% 28% AFL - CIO Housing Investment Trust 10 As of June 30, 2018 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

AFL - CIO Housing Investment Trust 11 Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation . Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options. Investment Comparison As of June 30, 2018 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 8.57 0.42 2.85% 0 GNMA Construction/Permanent 8.67 0.46 4.03% 118 GNMA Permanent 7.90 0.38 3.43% 58 Agency CMBS 8.39 0.85 4.08% 123 FNMA Multifamily 10/9.5 DUS 7.59 0.36 3.56% 71 FNMA 3.5% 30yr MBS 5.50 - 1.86 3.57% 72 Gold (Freddie Mac) 3.5% 30yr MBS 5.48 - 1.82 3.60% 75 GNMA 3.5% 30yr MBS 5.21 - 1.18 3.46% 61 Barclays Corporate AAA Index 10.46 2.02 3.52% 67 20 40 60 80 100 120 140 160 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2016 - June 2018 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS As of June 30, 2018 Source: HIT and Securities Dealers

AFL - CIO Housing Investment Trust 12 Portfolio Percentage in Each of the Following Categories:* *Based on total assets including unfunded commitments . ** Includes multifamily MBS (58.26%), multifamily Construction MBS (7.60%), and AAA Private - Label CMBS (1.88%). Portfolio Data 1 As of June 30, 2018 Net Assets $5,986,004,988 Portfolio Effective Duration 5.539 years Portfolio Average Coupon 3.34% Portfolio Current Yield 3.37% Portfolio Yield to Worst 3.49% Convexity 0.062 Maturity 9.422 years Average Price 98.96 Number of Holdings 986 [ 1] The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate , current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482. Agency Single - Family MBS 22.25% CMBS – Agency Multifamily ** 67.74% U.S. Treasury Notes/Bonds 3.08% State Housing Permanent Bonds 5.01% State Housing Construction Bonds 0.83% Direct Construction Loan 0.09% Cash & Short - Term Securities 1.00%

AFL - CIO Housing Investment Trust 13 * Based on total assets including unfunded commitments . Portfolio Duration Distribution, by Percentage in Each Category: * Quality Distribution:* Maturity Distribution (based on average life): As of June 30, 2018 Cash 1.00% 5 - 5.99 years 14.78% 0 - 0.99 years 15.98% 6 - 6.99 years 10.39% 1 - 1.99 years 3.37% 7 - 7.99 years 11.05% 2 - 2.99 years 3.79% 8 - 8.99 years 13.24% 3 - 3.99 years 6.74% 9 - 9.99 years 3.38% 4 - 4.99 years 11.97% Over 10 years 4.30% 0 – 1 year 5.03% 1 – 2.99 years 6.17% 3 – 4.99 years 16.97% 5 – 6.99 years 21.95% 7 – 9.99 years 35.93% 10 – 19.99 years 11.56% Greater than 20 years 2.39% U.S. Government or Agency 92.47% AAA 2.66% AA 3.78% A 0.00% Not Rated 0.09% Cash 1.00%

AFL - CIO Housing Investment Trust 14 VI. Activity Report A list of the HIT’s holdings as of as of June 30, 2018 is attached. Not applicable. The HIT manages a single mutual fund portfolio. As of June 30, 2018

AFL - CIO Housing Investment Trust 15 Investments during the second quarter :  There was 1 new investor who invested $1.0 million  Current participants invested $13.1 million  Reinvestment of dividends by participants totaled $ 38.5 million  Total new capital was $52.6 million Redemptions during the second quarter :  There were 5 full redemptions totaling $14.7 million  Current participants made partial redemptions of $129.0 million  Total redemptions were $143.7 million As of June 30, 2018 As of June 30, 2018

▪ A nearly $6.0 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 24 of past 25 calendar years; net returns for 15 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to: • provide higher income, • a superior credit profile, and • a similar interest rate risk compared to the benchmark. AFL - CIO Housing Investment Trust 16 As of June 30, 2018 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2018 was - 0 . 59% , 1 . 40% , 2 . 17% , and 3 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

▪ Invested $ 11.2 billion nationally (in current dollars) since inception in 1984 ▪ Financed 502 projects in 29 states ; $ 18.9 billion total development investment ▪ Created $28.7 billion in total economic activity • $ 11.2 billion in total salaries and benefits, with $ 5.6 billion for construction workers • $ 1.2 billion in local tax revenues and $ 2.4 billion in federal revenues ▪ Utilized 100 % union labor ▪ Generated 165.6 million hours of union construction work ▪ C reated over 176,100 total jobs across all industries in the U.S. ▪ Financed the preservation of 109,220 housing units ; 66% affordable/workforce housing AFL - CIO Housing Investment Trust 17 VIII. Additional Information: Features of the HIT: 30 + Years of Impact Investing * * Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output mo del based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of June 30 , 2 018 and in 2017 dollars. As of June 30, 2018

373Taft - Hartley pension plans/labor organizations ▪ $4.51 billion in net assets ▪ 75% total net assets ▪ 281 building trades funds and 92 industrial and service funds; ▪ 42 of these are Health & Welfare plans 12 public employee plans ▪ $1.48 billion in net assets ▪ 25% total net assets AFL - CIO Housing Investment Trust 18 As of June 30, 2018

AFL - CIO Housing Investment Trust 19 * The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees. ^ Also serves as Chief Executive Officer of HIT Advisers LLC, a wholly owned investment adviser subsidiary of the HIT formed in October 2016 and as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of HIT Advisers. Building America is certified a s a Community Development Entity by the CDFI Fund. Marketing, Investor Relations & Communications Management & Finance/ Information Technology Stephen Coyle Chief Executive Officer Ted Chandler, Chief Operating Officer Thalia Lankin, Chief Business Development Officer Eric Price, Executive Vice President^ Lesyllee White, E VP/Managing Director of DB Marketing Emily Johnstone, EVP/Managing Director of DC Marketing Board of Trustees Chang Suh, CFA, Chief Portfolio Manager/Senior EVP Nicholas Milano, General Counsel Stephanie Wiggins, EVP/Chief Investment Officer Erica Khatchadourian, CFO Harpreet Peleg, CPA, CFA, Controller Paul Gerke, CSO Legal Executive Multifamily Investments Portfolio Management Christopher Kaiser, CFA, Deputy General Counsel / Chief Compliance Officer As of June 30, 2018

AFL - CIO Housing Investment Trust 20 ▪ Leadership – Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 26 years at the HIT* – Ted Chandler, COO: 30+ years experience in housing finance and community development, including 15 years at Fannie Mae and 9 years at the HIT – Erica Khatchadourian, CFO: 20+ years experience in accounting for financial transactions, general and personnel management and policy development, with 25 years at the HIT ▪ Portfolio Management – Chang Suh, CFA, Sr. EVP/Chief Portfolio Manager: 20+ years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 19 years at the HIT – Guy Carter, CFA, Senior Portfolio Manager: 15+ years of experience including 6 years at Freddie Mac and 10 years at the HIT – Mike Cook, CFA, FRM, Senior Portfolio Manager: 14 years of experience at the HIT – David Phillips, Senior Financial Analyst: 18 years of experience at the HIT As of June 30, 2018 *Mr. Coyle announced his pending retirement earlier this year and the Board of Trustees is currently reviewing replacement candidates.

▪ HIT named to the “2017 Best Places to Work” in Money Management program by Pensions & Investments ▪ 2017 Total Investment Activity – 22 Deals totaling $446 million , representing total development investment of $1.7 billion – HIT: invested $421.7 million in 19 deals – BACDE: $24.5 million in New Markets Tax Credits in 3 deals AFL - CIO Housing Investment Trust 21 As of June 30, 2018

AFL - CIO Housing Investment Trust 22 Project Name Location Total Units Commitment Total Devel. Cost 30 East Adams Apartments Chicago 176 $44,685,300 $49,755,134 2101 South Michigan Apartments Chicago 250 $32,000,000 $41,850,326 Alden Northmoor Nursing Center Chicago 198 $9,194,900 $10,114,390 Bronzeville Senior Apartments Chicago 97 $8,792,000 $18,662,571 Eden Green Apartments Chicago 258 $16,188,000 $33,529,405 Hazel Winthrop Apts Chicago 30 $2,274,400 $6,278,333 Hearts United Apartments Chicago 116 $5,700,400 $13,181,647 Hearts United Phase III Chicago 53 $3,899,200 $8,046,102 Jackson Park Terrace Chicago 312 $21,138,900 $36,690,000 JASC Kiero Nursing Home Chicago 180 $6,502,000 $7,152,200 Kenmore Plaza Apartments Chicago 324 $22,900,000 $60,686,283 Lake Meadows Phase I, II & III Chicago 2,017 $41,325,800 $52,172,543 Lake Village East Apartments Chicago 218 $14,300,000 $24,989,585 Lakeland HIV & Nursing Center Chicago 300 $11,977,000 $13,174,700 Lakeview Towers Chicago 500 $27,943,500 $27,860,000 Lathrop Homes Phase A1 Chicago 414 $22,000,000 $175,865,785 LaVergne Courts Apartments Chicago 158 $8,210,400 $9,031,440 Lawless Gardens Apartments Phase I Chicago 460 $13,400,000 $13,400,000 Lawless Gardens Apartments Phase II Chicago 284 $10,900,000 $10,900,000 Lawndale Terrace and Plaza Court Apartment Chicago 198 $11,940,000 $18,748,367 Liberty Village Chicago 104 $4,667,000 $10,976,000 Loomis Courts Apartments Chicago 126 $6,035,000 $22,938,538 The HIT has committed $ 582 million to the 43 projects listed below in Chicago from inception through June 30 , 2018 . The projects represent 10 , 800 housing units, with 66 % affordable units . The total development cost of these projects is over $ 1 . 3 billion and represents an estimated 7 , 860 union construction jobs . * As of June 30, 2018

AFL - CIO Housing Investment Trust 23 Project Name Location Total Units Commitment Total Devel. Cost Michigan Beach Chicago 240 $6,390,100 $7,029,110 Montclare Senior Residences @ Avalon Park, Phase II Chicago 122 $2,649,500 $22,416,068 Montclare Senior Residences II Chicago 180 $11,200,000 $24,500,000 North Center Senior Housing (Martha Washington Apartment) Chicago 104 $2,090,700 $18,450,000 North Town Village Chicago 116 $2,575,000 $23,587,922 Paul Stewart Apartments Chicago 90 $3,733,300 $4,106,630 Paul G. Stewart I & II Chicago 420 $2,500,000 $59,000,000 Paul G. Stewart III Chicago 180 $16,296,000 $31,426,808 Pioneer Gardens SLF Chicago 132 $11,340,000 $20,808,460 Rainbows End Chicago 55 $1,103,100 $1,225,667 Randolph Tower Apts Chicago 310 $20,000,000 $148,233,500 Roosevelt Independence Chicago 96 $4,889,800 $9,300,000 Roosevelt Towers - Phase I Chicago 126 $7,230,000 $14,330,000 Skyline Apartments (201 North Wells) Chicago 293 $23,742,900 $45,622,373 South Park Plaza Chicago 134 $8,800,000 $31,200,000 South Shore Beach Apartments Chicago 330 $2,564,700 $5,746,274 The Parkways Chicago 446 $24,815,000 $52,271,624 Victory Center of Roseland SLF Chicago 124 $8,050,000 $20,660,577 Victory Centre @ South Chicago Chicago 112 $10,685,000 $14,962,491 West Town Housing Preservation Chicago 318 $60,404,300 $121,182,660 Willard Square Apartments Chicago 100 $4,264,300 $4,738,111 Totals 10,801 $581,297,500 $1,346,801,624 * Source : Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input - output model based on HIT project data. Data current as of June 30, 2018. Since inception dates from 1984 - 2Q 2018. As of June 30, 2018

AFL - CIO Housing Investment Trust 24 The HIT’s union labor policy is designed to achieve the objective of facilitating employment for union members in the construction trades and related industries.  The policy requires all on - site construction or rehabilitation work to be performed 100% union by contractors and subcontractors who are signatory with local unions having jurisdiction for work in the area.  No project is financed until the local building and construction trades council ( BCTC ) has concurred with plans for achieving the labor policies for the project. The general contractor or construction manager (GC/CM) conducts a pre - job meeting with the BCTC to assure appropriate subcontractor assignments.  Every borrower agrees to the HIT’s labor policies by signing a labor certification, assuring that the developer and GC/CM will adhere to the union requirements.  HIT works with the local BCTC, GC/CM, and developer prior to an investment to assure that the labor policy will be met on any project under consideration.  HIT is also available to help the BCTC and GC/CM identify signatory subcontractors.  Once a project is underway, HIT continues to monitor the project and works with the local BCTC and GC/CM to help assure that construction proceeds timely and harmoniously . As of June 30, 2018

AFL - CIO Housing Investment Trust 25 The HIT maintains the integrity of its valuation process and assures the reliability of portfolio value by following a three - pronged approach that includes the use of independent third - party vendors ▪ Monthly valuation by independent pricing vendors - The HIT’s standing Valuation Committee , chaired by the CFO and composed of senior staff outside of the portfolio management team, monitors HIT’s valuation process including the reliability of pricing by independent sources, appropriateness of valuation methodologies, and when appropriate, determination of fair value under Board - approved policies and procedures - The Valuation Committee assesses the reliability of pricing at least twice during each monthly reporting period ▪ Quarterly valuation validation review by RSM US LLP ▪ Annual audit in which every asset as of year - end is valued by the HIT’s auditors Ernst & Young LLP As of June 30, 2018

AFL - CIO Housing Investment Trust 26 Two additional standing committees are also comprised of senior management ▪ Portfolio Management Committee - Chaired by the Chief Operating Officer, meets at least monthly - Sets portfolio management strategy and oversees the work of the Portfolio Management Group (PMG) - Reviews and discusses: portfolio performance; portfolio trading activity; recommendations to add or delete counterparties; portfolio composition; valuation; and other issues of importance to the HIT’s portfolio management ▪ Investment Committee - Chaired by the Chief Portfolio Manager, meets at least twice per month - Reviews and approves all multifamily MBS investments related to new construction or preservation including pricing (provided by PMG based on the current market conditions and merits of the transaction) - Any such proposed single investment or transaction of $75 million or greater requires the approval of the Executive Committee of the HIT’s Board of Trustees As of June 30, 2018

AFL - CIO Housing Investment Trust 27 ▪ Americans have switched to renting vs. owning ▪ Difficult to access mortgage credit for single family home buyers ▪ Need for affordable housing ▪ Rehabilitation opportunities: aging multifamily projects will need substantial rehab in dense urban markets ▪ Migration into major cities and limited land – need to build up and increase density ▪ Multifamily housing demand expected to be strong and ongoing for the foreseeable future As of June 30, 2018

AFL - CIO Housing Investment Trust 28 Source: Haver and Barclays Live ▪ The FOMC has communicated a plan for gradual rate hikes, likely to include two additional 25 basis point hikes in 2018; actions will be data dependent. ▪ The FOMC has consistently underestimated the low level of output and inflation in recent years. Most other central banks’ monetary policies around the globe should remain very accommodative. -1.0 -0.5 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 Dec-99 Jun-00 Dec-00 Jun-01 Dec-01 Jun-02 Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Recession 3/2001 Recession 12/2007 As of June 30, 2018

AFL - CIO Housing Investment Trust 29 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA , Senior Executive Vice President - Chief Portfolio Manager csuh@aflcio - hit.com Lesyllee White, Executive Vice President and Managing Director of Defined Benefit Marketing lwhite@aflcio - hit.com As of June 30, 2018